Business segments - Disclosure of operating segments (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Capital expenditures	S/ 414,702	S/ 309,670
Total assets	89,953,909	88,236,029
Total liabilities	80,398,547	79,282,080
Banking [Member]
Disclosure of operating segments [line items]
Capital expenditures	216,786	193,113
Total assets	68,584,019	68,038,621
Total liabilities	61,581,982	61,814,096
Insurance [Member]
Disclosure of operating segments [line items]
Capital expenditures	157,186	109,786
Total assets	15,254,493	15,311,267
Total liabilities	14,380,847	14,375,950
Wealth Management [Member]
Disclosure of operating segments [line items]
Capital expenditures	40,114	6,771
Total assets	5,722,539	4,308,618
Total liabilities	4,427,452	3,233,691
Holding and eliminations [Member]
Disclosure of operating segments [line items]
Capital expenditures	616	0
Total assets	(392,858)	(577,523)
Total liabilities	S/ 8,266	S/ (141,657)